Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net income (loss)	$ (388,778)	$ 269,503	$ (1,081,775)	$ (9,513,271)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense	110,572	144,612	575,210	552,958
Stock-based compensation - related party			120,000	1,312,000
Loss on disposition of property and equipment	207,281	0	162,451	0
Amortization of debt discount	91,007	282,390	585,091	180,172
Financing fees related to notes payable			20,000	10,400
Realized (gain) loss on sale of digital currencies	(88,375)	3,361
Unrealized loss on digital currencies	2,521	0
Realized loss on sale of investments			733	32,770
Change in fair value of derivative liabilities	(40,022)	(841,736)	(782,258)	2,468,339
Digital currency theft loss	0	33,037	33,037
Loss on conversion of debt	0	7,545	4,592	0
Stock-based compensation			0	82,057
Impairment of assets			0	2,097,930
Unrealized gain on investments			(6,617)	0
Loss on exchange of Series B preferred stock			0	1,650,000
Loss on settlement of warrants			0	500,000
Changes in assets and liabilities:
Digital currencies	(67,699)	(109,112)	(451,546)	(251,627)
Prepaid expenses and other current assets	(3,250)	(3,250)	0	5,750
Equipment deposits			0	(27,971)
Deposits			0	13,973
Accounts payable	(34,239)	(77)	45,415	12,055
Accrued expenses	10,248	17,987	51,513	10,395
Due to related party	(9,687)	9,079	53,053	48,880
Abandonment of leasehold improvements			0	107,150
Net cash used in operating activities	(210,421)	(186,661)	(671,101)	(708,040)
Cash flows from investing activities:
Net proceeds from the sale of investments			714,126	231,782
Purchase of property and equipment	(209,638)	(110,281)	(123,349)	(42,447)
Purchase of investments			(372,586)	0
Proceeds from the sale of digital currencies	2,283,717	62,971
Purchase of digital currencies	(2,086,898)	0
Net cash used in investing activities	(12,819)	(47,310)	218,191	189,335
Cash flows from financing activities:
Proceeds from convertible notes payable	319,000	247,000	534,000	500,945
Proceeds from PPP loan payable			7,583	0
Repayment of convertible notes payable			(130,308)	0
Proceeds from stock subscriptions			0	25,000
Net cash provided by financing activities	319,000	247,000	411,275	525,945
Net increase in cash	95,760	13,029	(41,635)	7,240
Cash, beginning of period	6,675	48,310	48,310	41,070
Cash, end of period	102,435	61,339	6,675	48,310
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0	1,160	29,257
Cash paid for income taxes	0	0	0	0
Non-cash investing and financing activities:
Equipment deposits for property and equipment	0	27,971	27,971	3,896
Debt discount for derivative liabilities	154,822	119,157	270,354	438,720
Common shares issued for convertible notes payable	175,867	265,150
Common shares issued in Series B preferred stock Exchange Agreement	0	399,900
Settlement of derivative liabilities	70,296	115,275	461,236	5,564,359
Return common shares for Series B preferred shares			3,000	0
Inventories for property and equipment			0	114,851
Series B preferred shares for property and equipment			0	3,003,422
Series B preferred shares returned and cancelled			0	3
Common shares issued in conversion of Series B preferred stock			0	98
Common shares issued for debt discount			0	53,250
Common shares issued in cashless exercise of warrants			0	1,891
Series B preferred shares issued for stock subscription payable			0	35,000
Note payable issued for property and equipment	$ 17,822	$ 0
Common shares issued in conversion of debt			994,887	257,767
Common shares issued in Series B preferred share stock Exchange Agreement			$ 479,800	$ 120,000